Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

Collection Period Start	1-Apr-21	Distribution Date	17-May-21
Collection Period End	30-Apr-21	30/360 Days	30
Beg. of Interest Period	15-Apr-21	Actual/360 Days	32
End of Interest Period	17-May-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	981,394,286.13	908,357,660.45	0.6031432
Total Securities		1,506,039,779.14	981,394,286.13	908,357,660.45	0.6031432
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	172,140,460.91	105,743,528.47	0.2114871
Class A-2b Notes	0.244630%	50,000,000.00	17,214,046.08	10,574,352.84	0.2114871
Class A-3 Notes	1.840000%	436,000,000.00	436,000,000.00	436,000,000.00	1.0000000
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	107,500,000.00	1.0000000
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	66,396,932.44	258,210.69	132.7938649	0.5164214
Class A-2b Notes	6,639,693.24	3,743.18	132.7938648	0.0748636
Class A-3 Notes	0.00	668,533.33	0.0000000	1.5333333
Class A-4 Notes	0.00	168,416.67	0.0000000	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	73,036,625.68	1,098,903.87

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					12,991,556.60
Monthly Interest					6,320,918.63

Total Monthly Payments					19,312,475.23
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					698,241.79
Aggregate Sales Proceeds Advance					7,229,060.90

Total Advances					7,927,302.69
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					75,681,396.77
Excess Wear and Tear and Excess Mileage					247,975.31
Remaining Payoffs					0.00
Net Insurance Proceeds					1,315,522.94
Residual Value Surplus					8,537,439.41

Total Collections					113,022,112.35

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		16,340,782.00			751
Involuntary Repossession		313,787.00			15
Voluntary Repossession		382,953.00			19
Full Termination		17,519,418.32			730
Bankruptcty		31,348.00			2
Insurance Payoff			1,297,544.86		64
Customer Payoff				695,217.11	39
Grounding Dealer Payoff				42,524,169.80	2,254
Dealer Purchase				5,694,170.00	289

Total		34,588,288.32	1,297,544.86	48,913,556.91	4,163

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	55,631	1,195,064,500.00	7.00000%	981,394,286.13
Total Depreciation Received		(17,038,481.38)		(13,583,812.41)
Principal Amount of Gross Losses	(98)	(2,002,953.13)		(1,667,546.39)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(195)	(4,277,996.41)		(3,468,749.53)
Scheduled Terminations	(3,362)	(65,268,636.65)		(54,316,517.35)

Pool Balance - End of Period	51,976	1,106,476,432.43		908,357,660.45
Remaining Pool Balance
Lease Payment				215,409,717.41
Residual Value				692,947,943.04

Total				908,357,660.45

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

III. DISTRIBUTIONS

Total Collections	113,022,112.35
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	113,022,112.35
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	709,483.29
3. Reimbursement of Sales Proceeds Advance	15,805,564.42
4. Servicing Fee:
Servicing Fee Due	817,828.57
Servicing Fee Paid	817,828.57
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	17,332,876.28
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	258,210.69
Class A-2a Notes Monthly Interest Paid	258,210.69
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	3,743.18
Class A-2b Notes Monthly Interest Paid	3,743.18
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	668,533.33
Class A-3 Notes Monthly Interest Paid	668,533.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,098,903.87
Total Note and Certificate Monthly Interest Paid	1,098,903.87
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	94,590,332.20
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	73,036,625.68
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	73,036,625.68
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	21,553,706.52

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	3,765,099.45
Required Reserve Account Amount	7,530,198.90
Beginning Reserve Account Balance	7,530,198.90
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	7,530,198.90
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	21,553,706.52
Gross Reserve Account Balance	29,083,905.42
Remaining Available Collections Released to Seller	21,553,706.52
Total Ending Reserve Account Balance	7,530,198.90

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.05
Monthly Prepayment Speed			17%
Lifetime Prepayment Speed			59%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,189,151.89
Securitization Value of Defaulted Receivables and Casualty Receivables		1,667,546.39	98
Aggregate Defaulted and Casualty Gain (Loss)		521,605.50
Pool Balance at Beginning of Collection Period		981,394,286.13
Net Loss Ratio
Current Collection Period		0.0531%
Preceding Collection Period		0.0250%
Second Preceding Collection Period		-0.0111%
Third Preceding Collection Period		0.0281%
Cumulative Net Losses for all Periods		0.0185%	279,260.38

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.44%	4,319,331.46	247
61-90 Days Delinquent	0.09%	866,815.40	49
91-120 Days Delinquent	0.02%	231,205.37	14
More than 120 Days	0.01%	84,020.95	4

Total Delinquent Receivables:	0.55%	5,501,373.18	314

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.12%	0.12%
Preceding Collection Period		0.13%	0.14%
Second Preceding Collection Period		0.17%	0.17%
Third Preceding Collection Period		0.21%	0.20%
60 Day Delinquent Receivables		1,465,505.13
Delinquency Percentage		0.15%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		33,860,200.32	1,481
Securitization Value		25,353,408.31	1,481

Aggregate Residual Value Surplus (Loss)		8,506,792.01

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		161,113,703.02	8,690
Cumulative Securitization Value		138,392,376.94	8,690

Cumulative Residual Value Surplus (Loss)		22,721,326.08

Book Amount of Extensions		638,976.93
Number of Extensions		24

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			18,923,762.04
Reimbursement of Outstanding Advance			15,805,564.42
Additional Advances for current period			7,229,060.90

Ending Balance of Residual Advance			10,347,258.52

Beginning Balance of Payment Advance			1,666,779.29
Reimbursement of Outstanding Payment Advance			709,483.29
Additional Payment Advances for current period			698,241.79

Ending Balance of Payment Advance			1,655,537.79

NISSAN AUTO LEASE TRUST 2020-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO